Portfolio Market Risk Measures (Details) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	$ 32.0
Stressed Value-at-Risk (one-day)	50.3
Incremental Risk Capital Charge (one-year)	153.7
Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	42.0	$ 49.9	$ 53.3	$ 48.2	$ 40.1
Stressed Value-at-Risk (one-day)	51.9	51.2	82.7	54.9	77.7
Incremental Risk Capital Charge (one-year)	162.9	147.1	240.3	149.7	285.3
High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	52.8
Stressed Value-at-Risk (one-day)	57.3
Incremental Risk Capital Charge (one-year)	186.6
Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	32.0
Stressed Value-at-Risk (one-day)	44.7
Incremental Risk Capital Charge (one-year)	138.6
Interest rate risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	19.2
Interest rate risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	25.6	28.6	21.5	26.1	20.5
Interest rate risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	37.2
Interest rate risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	16.8
Credit risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	27.1
Credit risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	34.5	31.8	29.6	31.9	20.6
Credit risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	39.3
Credit risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	27.1
Equity price risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	8.3
Equity price risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	8.9	11.4	15.6	10.3	13.5
Equity price risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	12.6
Equity price risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	7.0
Currency risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	2.8
Currency risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	2.0	4.4	3.0	3.7	1.9
Currency risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	3.6
Currency risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	1.0
Commodity price risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	3.3
Commodity price risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	3.7	3.6	6.0	5.1	5.1
Commodity price risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	6.0
Commodity price risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	2.9
Idiosyncratic debt specific risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	20.3
Idiosyncratic debt specific risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	31.9	36.0	45.0	35.6	32.9
Idiosyncratic debt specific risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	36.7
Idiosyncratic debt specific risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	20.3
Risk diversification effect [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	(49.0)
Risk diversification effect [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	$ (64.6)	$ (65.9)	$ (67.4)	$ (64.5)	$ (54.4)